Taxation - Components of net tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components Of Net Tax Assets And Liabilities [Abstract]
Net tax assets	$ 179,813	$ 157,690
Net tax liabilities	(135,966)	(101,525)
Net tax assets (liabilities)	43,847	56,165
Net Tax Liabilities By Type [Abstract]
Net current tax assets	65,000	102,091
Net deferred tax liabilities	(15,464)	(37,183)
Net unrecognized tax benefit	5,689	8,743	$ 7,941	$ 9,690
Net tax assets (liabilities)	$ 43,847	$ 56,165